Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plans [Abstract]
Total number of shares held by ESOP (in shares)	340,562	317,860
Number of ESOP shares allocated (in shares)	340,562	317,860
ESOP [Abstract]
Number of shares issued (in shares)	20,542	4,746
Fair value of stock contributed	$ 500	$ 125
Cash contributed	55	473
Total expense	555	598
Cash surrender value of life insurance contracts	40,127
Cash surrender value of annuity assets	1,921
Expected payments of covered individuals	10,054	9,716
Deferred Profit Sharing [Member]
Employee Benefit Plans [Abstract]
Contributions charged to expense	267	270
Supplemental Employee Retirement Plan [Member]
ESOP [Abstract]
Expenses related to plan	707	807
Postretirement Benefit [Member]
ESOP [Abstract]
Total postretirement benefit	$ 3,570	$ 3,526